FILE NO. 2-69938

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

POST-EFFECTIVE AMENDMENT NO. 30
To The
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

AND

THE INVESTMENT COMPANY ACT OF 1940


SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified
in the Articles of Incorporation)

388 Greenwich Street, New York, New York l0013
(Address of principal executive offices)

(212) 816-6474
(Registrant's telephone number)

Christina T. Sydor
388 Greenwich Street, New York, New York l0013 (22nd Floor)
(Name and address of agent for service)

Approximate Date of Proposed Public Offering: Continuous


It is proposed that this filing will become effective:

          immediately upon filing pursuant to paragraph (b)
XXX  on July 29, 1999 pursuant to paragraph (b) of Rule 485
______60 days after filing pursuant to paragraph (a)(i)
             on (date) pursuant to paragraph (a)(i)
______75 days after filing pursuant to paragraph (a)(ii)
______on (date) pursuant to paragraph (a)( ii) of Rule 485.

If appropriate, check the following box:
	this post-effective amendment designates a new effective date for a previously filed post-effective
	Amendment.


	PART A   PROSPECTUS




[SMITH BARNEY MUTUAL FUNDS LOGO]

PROSPECTUS

MUNICIPAL MONEY MARKET FUND, INC.
CLASS A AND Y SHARES

---------------------------------------

JULY 29, 1999













The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                      (This page intentionally left blank)

MUNICIPAL MONEY MARKET FUND, INC.

   CONTENTS


Investments, risks and performance.........................    2

More on the fund's investments.............................    6

Management.................................................    7

Choosing a class of shares to buy..........................    8

Salomon Smith Barney brokerage accounts....................    9

Letter of intent: Class Y shares...........................    9

Deferred sales charges.....................................   10

Buying shares..............................................   11

Exchanging shares..........................................   12

Redeeming shares...........................................   14

Other things to know about share transactions..............   16

Distributions, dividends and taxes.........................   18

Share price................................................   19

Financial highlights.......................................   20



YOU SHOULD KNOW: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.



Smith Barney Mutual Funds                                                     1

   INVESTMENTS, RISKS AND PERFORMANCE


INVESTMENT OBJECTIVE


The fund seeks to provide income exempt from federal income tax from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.


PRINCIPAL INVESTMENT STRATEGIES



KEY INVESTMENTS The fund invests at least 80% of its assets in short-term high quality "municipal securities," which are debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities (together with certain other governmental issuers such as Puerto Rico, the Virgin Islands and Guam). The interest on these securities is exempt from federal income tax. As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to federal taxation. All of the securities in which the fund invests are rated in one of the two highest short-term rating categories, or if unrated, of equivalent quality. All of these securities have remaining maturities of 397 days or less. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.



SELECTION PROCESS The manager selects securities primarily by identifying undervalued sectors and individual securities. The manager only selects securities of issuers which it believes present minimal credit risk. In selecting individual securities, the manager:


- Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors


- Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different states



- Measures the yields available for securities with different maturities and a security's maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels



- May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values




2                                              Municipal Money Market Fund, Inc.

PRINCIPAL RISKS OF INVESTING IN THE FUND


Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund, or the fund could underperform other short-term municipal debt instruments or money market funds, if:

- Interest rates rise, causing the value of the fund's portfolio to decline

- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded

- Municipal securities fall out of favor with investors

- Unfavorable legislation affects the tax-exempt status of municipal securities

- The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distributions of any gains generally will be, subject to federal taxation. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will be subject to state personal income taxation. While not expected, the fund may occasionally realize taxable gains on the sale of its securities.

WHO MAY WANT TO INVEST The fund may be an appropriate investment if you are a taxpayer:

- In a high federal tax bracket seeking current income exempt from federal taxation

- Seeking exposure to short-term municipal securities at a minimum level of additional risk

- Are looking to allocate a portion of your assets to money market securities



Smith Barney Mutual Funds                                                     3

RISK RETURN BAR CHART


This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 10 full calendar years. Class Y shares would have different performance because of its different expenses.


                          TOTAL RETURN: CLASS A SHARES

Risk bar chart

 1989                                                          6.00
 1990                                                          5.64
 1991                                                          4.14
 1992                                                          2.50
 1993                                                          1.90
 1994                                                          2.35
 1995                                                          3.43
 1996                                                          2.97
 1997                                                          3.13
 1998                                                          2.96


                        CALENDAR YEARS ENDED DECEMBER 31




QUARTERLY RETURNS (past 10 years):



Highest: 1.58% in 4th quarter 1989;  Lowest: 0.44% in 1st quarter 1994


Year to date: 1.28% through 6/30/99.



RISK RETURN TABLE


This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the 90-day Treasury bill. This table assumes redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                          AVERAGE ANNUAL TOTAL RETURNS
                     CALENDAR YEARS ENDED DECEMBER 31, 1998


         CLASS          INCEPTION DATE   1 YEAR    5 YEARS   10 YEARS   SINCE INCEPTION
           A                4/3/81       2.96%      2.97%     3.50%         --
           Y               2/12/96       2.84%      n/a       n/a            3.02%
     90 day T-bill            *          4.88%      5.02%     5.32%          6.65%



*Index Comparison begins on April 30, 1981.



7 day yield:  As of December 31, 1998:



Class A -- 3.09%; Class Y -- 3.15%.




4                                             Municipal Money Market Fund, Inc.

FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in fund shares.
                                SHAREHOLDER FEES


  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)            CLASS A   CLASS Y
  Maximum sales charge (load) imposed on purchases      None     None
 (as a % of offering price)
  Maximum deferred sales charge (load) (as a % of the
  lower of net asset value at purchase or redemption)   None*    None


                         ANNUAL FUND OPERATING EXPENSES


  (EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS A   CLASS Y
  Management fees                                       0.48%     0.48%

  Distribution and service (12b-1) fees                 0.10%      None

  Other expenses                                        0.04%     0.01%

  Total annual fund operating expenses                  0.62%     0.49%


*Class A Shares acquired through an exchange for shares of another Smith Barney Mutual Fund which were originally acquired at net asset value subject to a contingent deferred sales charge ("CDSC") remain subject to the original fund's CDSC.

EXAMPLE

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

- You invest $10,000 in the fund for the period shown

- Your investment has a 5% return each year

- You reinvest all distributions and dividends without a sales charge

- The fund's operating expenses remain the same


- Redemption of your shares at the end of the period

                      NUMBER OF YEARS YOU OWN YOUR SHARES


                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
  Class A                             $63      $199      $346       $774

  Class Y                             $50      $157      $274       $616




Smith Barney Mutual Funds                                                     5

   MORE ON THE FUND'S INVESTMENTS

MUNICIPAL SECURITIES The municipal securities in which the fund invests include general obligation and revenue bonds and notes and tax-exempt commercial paper. The fund may invest in floating or variable rate municipal securities. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle the fund to receive the principal amount of the securities either at any time or at specified intervals.

STRUCTURED SECURITIES The fund may invest up to 20% of its assets in three types of structured securities: tender option bonds, partnership interests and swap-based securities. These securities represent participation interests in a special purpose trust or partnership holding one or more municipal bonds and/or municipal bond interest rate swaps. A typical swap enables the trust or partnership to exchange a municipal bond interest rate for a floating or variable, short-term municipal interest rate.

These structured securities are a type of derivative instrument. Unlike some derivatives, these securities are not designed to leverage the fund's portfolio or increase its exposure to interest rate risk.

Investments in structured securities raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. These issues could be resolved in a manner that could hurt the performance of the fund.

DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of taxable money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.



6                                            Municipal Money Market Fund, Inc.

   MANAGEMENT


MANAGER The fund's investment manager is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.


MANAGEMENT FEES During the fiscal year ended March 31, 1999, the manager received an advisory fee equal to 0.48% of the fund's average daily net assets.


DISTRIBUTOR The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

DISTRIBUTION PLAN The fund has adopted a Rule 12b-1 distribution plan for its Class A shares. Under the plan, Class A shares pay a service fee. The fee in Class A shares is an ongoing expense and, over time, it increases the cost of your investment and may cost you more than other types of sales charges.

YEAR 2000 ISSUE Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or its service providers to correct the problem will be successful.



Smith Barney Mutual Funds                                                     7

   CHOOSING A CLASS OF SHARES TO BUY

You may purchase Class A shares which are sold at net asset value with no initial or deferred sales charge. Class A shares are subject to ongoing distribution and service fees.

You may purchase Class Y shares only if you are making an initial investment of at least $15,000,000. Class Y shares are sold at net asset value

You may buy shares from:

- A Salomon Smith Barney Financial Consultant

- An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative


INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.



                                                     INITIAL          ADDITIONAL
                                              CLASS A     CLASS Y     ALL CLASSES
  General                                     $1,000    $15 million       $50

  Uniform Gift to Minors Accounts              $50      $15 million       $50




8                                            Municipal Money Market Fund, Inc.

   SALOMON SMITH BARNEY BROKERAGE ACCOUNTS


If you maintain certain types of securities brokerage accounts with Salomon Smith Barney, you may request that your free credit balances (i.e., immediately available funds) be invested automatically in Class A shares of a designated money market fund either daily or weekly. A complete record of fund dividends, purchases and redemptions will be included on your regular Salomon Smith Barney brokerage statement. In addition to this sweep service, shareholders of Salomon Smith Barney FMA PLUS(SM) accounts may also take advantage of: free dividend reinvestment, unlimited checking, 100 free ATM withdrawals each year, gain/loss analysis and online computer access to account information. Contact your Salomon Smith Barney Financial Consultant for more complete information.


LETTER OF INTENT: CLASS Y SHARES

You may buy Class Y shares of the fund at net asset value with no initial sales charge. To purchase Class Y shares, you must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of a fund over a 13-month period. To qualify, you must initially invest $5,000,000.



Smith Barney Mutual Funds                                                    9

   DEFERRED SALES CHARGES

If Class A shares of the fund are acquired by exchange from another Smith Barney fund subject to a deferred sales charge the original deferred sales charge will apply to these shares. If you redeem these shares within 12 months of the date you purchased shares of the original fund, the fund's shares may be subject to a deferred sales charge of 1.00%.

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

You do not pay a deferred sales charge on:

- Shares exchanged for shares of another Smith Barney fund

- Shares that represent reinvested distributions and dividends

- Shares that are no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for Class A shares will generally be waived:

- For involuntary redemptions of small account balances

- For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").



10                                            Municipal Money Market Fund, Inc.

   BUYING SHARES



           Through a   You should contact your Salomon Smith Barney
       Salomon Smith   Financial Consultant or dealer representative to
    Barney Financial   open a brokerage account and make arrangements
          Consultant   to buy shares.
           or dealer
      representative   If you do not provide the following information,
                       your order will be rejected:

                       - Class of shares being bought
                       - Dollar amount or number of shares being bought

                       You should pay for your shares through your
                       brokerage account no later than the third
                       business day after you place your order. Salomon
                       Smith Barney or your dealer representative may
                       charge an annual account maintenance fee.
-----------------------------------------------------------------------
         Through the   Certain investors who are clients of the selling
     fund's transfer   group are eligible to buy shares directly from
               agent   the fund.

                       - Write the transfer agent at the following
                         address:
                           SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.
                           (SPECIFY CLASS OF SHARES)
                           C/O FIRST DATA INVESTOR SERVICES GROUP, INC.
                           P.O. BOX 5128
                           WESTBOROUGH, MASSACHUSETTS 01581-5128
                       - Enclose a check to pay for the shares. For
                         initial purchases, complete and send an account application.
                       - For more information, call the transfer agent
                         at 1-800-451-2010.


                       For more information, contact your Salomon Smith
                       Barney Financial Consultant, dealer
                       representative or the transfer agent or consult the SAI.




Smith Barney Mutual Funds                                                     11

   EXCHANGING SHARES


 Smith Barney offers   You should contact your Salomon Smith Barney
       a distinctive   Financial Consultant or dealer representative
     family of funds   to exchange into other Smith Barney funds. Be
    tailored to help   sure to read the prospectus of the Smith
    meet the varying   Barney fund you are exchanging into.
       needs of both
     large and small   - You may exchange shares only for shares of
           investors     the same class of another Smith Barney fund.
                         Not all Smith Barney funds offer all
                         classes.
                       - Not all Smith Barney funds may be offered
                         in your state of residence. Contact your
                         Salomon Smith Barney Financial Consultant,
                         dealer representative or the transfer
                         agent.
                       - You must meet the minimum investment amount
                         for each fund.
                       - If you hold share certificates, the
                         transfer agent must receive the certificates
                         endorsed for transfer or with signed stock
                         powers (documents transferring ownership of
                         certificates) before the exchange is
                         effective.
                       - The fund may suspend or terminate your
                         exchange privilege if you engage in an
                         excessive pattern of exchanges.
--------------------------------------------------------------------
       Sales charges   Your shares may be subject to an initial
                       sales charge at the time of the exchange. For
                       more information, contact your Salomon Smith
                       Barney Financial Consultant, dealer
                       representative or the transfer agent.

                       Your deferred sales charge (if any) will
                       continue to be measured from the date of your
                       original purchase of another fund's shares
                       subject to a deferred sales charge.
--------------------------------------------------------------------




12                                           Municipal Money Market Fund, Inc.


        By telephone   If you do not have a brokerage account, you
                       may be eligible to exchange shares through
                       the transfer agent. You must complete an
                       authorization form to authorize telephone
                       transfers. If eligible, you may make
                       telephone exchanges on any day the New York
                       Stock Exchange is open. Call the transfer
                       agent at 1-800-451-2010 between 9:00 a.m. and
                       5:00 p.m. (Eastern time). Requests received
                       after the close of regular trading on the
                       Exchange are priced at the net asset value
                       next determined.

                       You can make telephone exchanges only between
                       accounts that have identical registrations.
--------------------------------------------------------------------
             By mail   If you do not have a Salomon Smith Barney
                       brokerage account, contact your dealer
                       representative or write to the transfer agent
                       at the address on the following page.




Smith Barney Mutual Funds                                                    13

   REDEEMING SHARES

           Generally   Contact your Salomon Smith Barney Financial
                       Consultant or dealer representative to redeem
                       shares of the fund.

                       If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                       If the shares are held by a fiduciary or corporation, other documents may be required.

                       Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                       If you have a Salomon Smith Barney brokerage
                       account, your redemption proceeds will be
                       placed in your account and not reinvested
                       without your specific instruction. In other
                       cases, unless you direct otherwise, your
                       redemption proceeds will be paid by check
                       mailed to your address of record.
--------------------------------------------------------------------
             By mail   For accounts held directly at the fund, send
                       written requests to the transfer agent at the
                       following address:
                            SMITH BARNEY MUNICIPAL MONEY MARKET FUND,
                            INC.
                            (SPECIFY CLASS OF SHARES)
                            C/O FIRST DATA INVESTOR SERVICES GROUP,
                            INC.
                            P.O. BOX 5128
                            WESTBOROUGH, MASSACHUSETTS 01581-5128
                       Your written request must provide the
                       following:
                       - Your account number
                       - The class of shares and the dollar amount
                         or number of shares to be redeemed
                       - Signatures of each owner exactly as the
                         account is registered
--------------------------------------------------------------------


14                                           Municipal Money Market Fund, Inc.


        By telephone   If you do not have a brokerage account, you
                       may be eligible to redeem shares in amounts
                       up to $10,000 per day through the transfer
                       agent. You must complete an authorization
                       form to authorize telephone redemptions. If
                       eligible, you may request redemptions by
                       telephone on any day the New York Stock
                       Exchange is open. Call the transfer agent at
                       1-800-451-2010 between 9:00 a.m. and 5:00
                       p.m. (Eastern time). Requests received after
                       the close of regular trading on the Exchange
                       are priced at the net asset value next
                       determined.

                       Your redemption proceeds can be sent by check
                       to your address of record or by wire transfer
                       to a bank account designated on your
                       authorization form. You must submit a new
                       authorization form to change the bank account
                       designated to receive wire transfers and you
                       may be asked to provide certain other
                       documents.
--------------------------------------------------------------------
                       For more information, contact your Salomon
                       Smith Barney Financial Consultant or dealer
                       representative or consult the SAI.




Smith Barney Mutual Funds                                                     15

   OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS


When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

- Name of the fund

- Account number

- Class of shares being bought, exchanged or redeemed

- Dollar amount or number of shares being bought, exchanged or redeemed

- Signature of each owner exactly as the account is registered


A request to purchase becomes effective only when Salomon Smith Barney, a selling group member or the transfer agent receives, or converts the purchase amount into, federal funds. The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.



SIGNATURE GUARANTEES To be in good order, your redemption request must include a signature guarantee if you:


- Are redeeming over $10,000 of shares

- Are sending signed share certificates or stock powers to the transfer agent

- Instruct the transfer agent to mail the check to an address different from the one on your account

- Changed your account registration

- Want the check paid to someone other than the account owner(s)

- Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

- Suspend the offering of shares

- Waive or change minimum and additional investment amounts

- Reject any purchase or exchange order

- Change, revoke or suspend the exchange privilege

- Suspend telephone transactions



16                                           Municipal Money Market Fund, Inc.

- Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

- Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

SMALL ACCOUNT BALANCES If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

SHARE CERTIFICATES The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.



Smith Barney Mutual Funds                                                    17

   DISTRIBUTIONS, DIVIDENDS AND TAXES


DIVIDENDS The fund declares a dividend of substantially all of its net investment income on each day the New York Stock Exchange (NYSE) is open. Income dividends are paid monthly. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. The fund intends to satisfy conditions that will enable it to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are generally not subject to regular federal income taxes, although, may be considered taxable for certain state and local income (or intangible) tax purposes. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


TAXES In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

               TRANSACTION                        FEDERAL TAX STATUS

  Redemption or exchange of shares       Usually no gain or loss; loss may
                                         result to extent of any deferred
                                         sales charge

  Long-term capital gain distributions   Long-term capital gain

  Short-term capital gain distributions  Ordinary income

  Dividends                              Exempt if from interest on tax-exempt
                                 						securities, otherwise ordinary income

The fund anticipates that it will normally not earn or distribute any long-term capital gains.


After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions and dividends. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.




18                                            Municipal Money Market Fund, Inc.

   SHARE PRICE

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).


The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. The fund intends to use its best efforts to continue to maintain a constant net asset value of $1.00.



         FORM OF                    PURCHASE IS EFFECTIVE
    PURCHASE PAYMENT                 AND DIVIDENDS BEGIN

  -- Payment in federal  If received before     At the close of
     funds               the close of regular   regular trading on
                         trading on the         the Exchange on that
                         Exchange:              day

  -- Having a            If received after the  At the close of
     sufficient cash     close of regular       regular trading on
     balance in your     trading on the         the Exchange on the
     account with        Exchange:              next business day
     Salomon Smith
     Barney or a
     selling group
     member
  -------------------------------------------------------------------

  -- Other forms of      At the close of
     payment, with       regular trading on
     conversion into,    the Exchange on the
     or advance of,      next business day
     federal funds by
     Salomon Smith
     Barney or a
     selling group
     member

  -- Other forms of
     payment received
     by the transfer
     agent



Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.




Smith Barney Mutual Funds                                                    19

   FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

                FOR A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING

                      THROUGHOUT EACH YEAR ENDED MARCH 31:



                                   1999     1998     1997     1996     1995
-----------------------------------------------------------------------------
Net asset value, beginning of
  year                              $1.00    $1.00    $1.00    $1.00    $1.00
-----------------------------------------------------------------------------
  Net investment income(1)          0.028    0.031    0.029    0.033    0.027
  Dividends from net investment
    income                        (0.028)  (0.031)  (0.029)  (0.033)  (0.027)
-----------------------------------------------------------------------------
Net asset value, end of year        $1.00    $1.00    $1.00    $1.00    $1.00
-----------------------------------------------------------------------------
Total return                        2.84%    3.15%    2.94%    3.34%    2.71%
-----------------------------------------------------------------------------
Net assets, end of year
  (millions)                      $7,104    $6,336   $5,562   $5,395   $4,651
-----------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(1)(2)                    0.62%    0.61%    0.67%    0.63%    0.61%
    Net investment income            2.79     3.10     2.90     3.28     3.01
-----------------------------------------------------------------------------


(1) The manager has waived a part of its fees for the years ended March 31, 1996 and March 31, 1995. If such fees were not waived, the per share effect on net investment income and expense ratios would have been as follows:

                                             PER SHARE DECREASES
                                              OF NET INVESTMENT            EXPENSE RATIOS
                                                   INCOME               WITHOUT FEE WAIVERS
                                             1996          1995          1996          1995
    ----------------------------------------------------------------------------------------
    Class A                                 $0.0001       $0.0002       $0.64%        0.63%
    ----------------------------------------------------------------------------------------



(2) As a result of voluntary expense limitations, expense ratios will not exceed 0.70% of any class of the fund.




20                                           Municipal Money Market Fund, Inc.

                FOR A CLASS Y SHARE OF CAPITAL STOCK OUTSTANDING
                      THROUGHOUT EACH YEAR ENDED MARCH 31:


                                            1999     1998    1997   1996(1)
---------------------------------------------------------------------------
Net asset value, beginning of year           $1.00   $1.00   $1.00    $1.00
---------------------------------------------------------------------------
  Net investment income                      0.029   0.032   0.030    0.004
  Dividends from net investment
    income                                 (0.029)  (0.032) (0.030) (0.004)
---------------------------------------------------------------------------
Net asset value, end of year                 $1.00   $1.00   $1.00    $1.00
---------------------------------------------------------------------------
Total return                                 2.95%   3.25%   3.04%  0.39%(2)
---------------------------------------------------------------------------
Net assets, end of year (millions)          $24.0    $0.5    $5.0    $18.0
---------------------------------------------------------------------------
Ratio to average net assets:
  Expenses(4)                                0.49%   0.52%   0.57%  0.55(3)
  Net investment income                       2.90    3.23    3.00  2.81(3)
---------------------------------------------------------------------------



(1)  For the period from February 12, 1996 (inception date) to
     March 31, 1996.
(2) Total return is not annualized, as it may not be representative of the total return for the year.
(3)  Annualized.
(4) As a result of the voluntary expense limitations, expense ratios will not exceed 0.70% of any class of the fund.




Smith Barney Mutual Funds                                                    21

                                                   [SALOMON SMITH BARNEY LOGO]

MUNICIPAL MONEY MARKET FUND, INC.



SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.



The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.



STATEMENT OF ADDITIONAL INFORMATION The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.



You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.



Visit our web site. Our web site is located at WWW.SMITHBARNEY.COM



You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at HTTP:WWW.SEC.GOV


If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.


(Investment Company Act
file no. 811-03112)
[FD2310 7/99]

	PART B  STATEMENT OF ADDITIONAL INFORMATION



Smith Barney
MUNICIPAL MONEY MARKET FUND, INC.
388 Greenwich Street
New York, New York 10013
(800) 451-2010


Statement Of Additional
Information
July 29, 1999


	This Statement of Additional Information (the "SAI") expands upon and supplements the information contained in the current prospectus of Smith Barney Municipal Money Market Fund Inc. (the "fund") dated July 29, 1999, as amended or supplemented from time to time, and should be read in conjunction with the fund's prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. The fund's prospectus may be obtained free of charge from your Salomon Smith Barney Financial Consultant or by writing or calling the fund at the address or telephone number set forth above.
This SAI, although not in itself a prospectus, is incorporated by reference into the prospectus in its entirety.



TABLE OF CONTENTS

DIRECTORS AND EXECUTIVE OFFICERS OF THE FUND	2
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES	9
INVESTMENT  MANAGEMENT 12
PURCHASE OF SHARES	12
REDEMPTION OF SHARES	12
DISTRIBUTOR	15
PERFORMANCE DATA AND COMPUTATION OF YIELD	17
VALUATION tc "VALUATION"  OF SHARES AND AMORTIZED COST VALUATION	17
EXCHANGE PRIVILEGE	18
TAXES	19
ADDITIONAL INFORMATION	20
FINANCIAL STATEMENTS	21
APPENDIX A - RATINGS OF MUNICIPAL OBLIGATIONS	A-1




DIRECTORS AND EXECUTIVE OFFICERS OF THE FUND tc "DIRECTORS AND EXECUTIVE OFFICERS OF THE FUND"

	The names of the Directors and executive officers of the fund, together with information as to their principal business occupations during the past five years, are set forth below. Each Director who is an "interested person" of the fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.


Lee Abraham, Director (Age 71).  Retired; formerly Chairman and
Chief Executive Officer of Associated Merchandising Corporation, a major retail merchandising and sourcing organization. His address is 106 Barnes Road, Stamford, Connecticut 06902.

Allan J. Bloostein, Director (Age 69). President of Allan J.
Bloostein Associates, a consulting firm; Director of CVS Corporation, a drug store chain, and Taubman Centers Inc., a real estate development company; Retired Vice Chairman and Director of The May Department Stores Company; His address is 27 West 67th Street, New York, New York 10023.

Richard E. Hanson, Jr., Director (Age 57). Head of School, The New Atlanta Jewish Community High School, Atlanta Georgia; formerly
Headmaster, The Peck School, Morristown, New Jersey; prior to July 1, 1994, Headmaster, Lawrence Country Day School-Woodmere Academy, Woodmere, New York. His address is 58 Ivy Chase, Atlanta, Georgia 30342.

Jane Dasher, Director (Age 49). Investment Officer of Korsant
Partners, a family investment company; Prior to 1997, an Independent Financial Consultant; From 1975 to 1987 held various positions with Philip Morris Companies, Inc. including Director of Financial Services,
Treasurers Department; Her address is 283 Greenwich Avenue, Greenwich Connecticut 06830.

Donald R. Foley, Director (Age 76). Retired; 3668 Freshwater Drive, Jupiter, Florida 33477; Formerly Vice President of Edwin Bird Wilson, Incorporated (an advertising agency).

Paul Hardin, Director (Age 67). Professor of Law at University of
North Carolina at Chapel Hill; 12083 Morehead, Chapel Hill, North Carolina 27514; Director of The Summit Bancorporation; Formerly, Chancellor of the University of North Carolina at Chapel Hill.

*Heath B. McLendon, Chairman of the Board, President and Chief
Executive Officer (Age 65). Managing Director of Salomon Smith Barney Inc. ("Salomon Smith Barney"), Chairman of the Board and President of SSBC Fund Management Inc. ("SSBC" or the "manager") (formerly known as Mutual Management Corp.) and Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board of 64 investment companies managed by affiliates of Citigroup Inc. ("Citigroup"); and former Chairman of the Board of Smith Barney Strategy Advisers Inc.

Roderick C. Rasmussen, Director (Age 72). Investment Counselor; 9
Cadence Court, Morristown, New Jersey 07960; Formerly Vice President of Dresdner and Company Inc. (investment counselors).

John P. Toolan, Director (Age 68). Retired; 13 Chadwell Place,
Morristown, New Jersey 07960; Trustee of John Hancock Funds; Formerly, Director and Chairman of Salomon Smith Barney Trust Company, Director of Smith Barney Holdings Inc. and various subsidiaries, Senior Executive Vice President, Director and Member of the Executive Committee of Smith Barney.

*Lewis E. Daidone (Age 41). Senior Vice President and Treasurer (Age
41).Managing Director of Salomon Smith Barney; Director and Senior Vice President of SSBC and TIA; Senior Vice President and Treasurer of 59 investment companies associated with Citigroup.

*Joseph Deane, Vice President, (Age 51 ).  Managing Director of
Salomon Smith Barney and Vice President of three investment companies associated with Salomon, Smith Barney and the manager.

	*Joseph Benevento, Vice President (Age 30). Director of Salomon Smith Barney and Vice President of Smith Barney Muni Funds.

	*Irving David, Controller and Assistant Secretary (Age 38). Director of Salomon Smith Barney. Controller or Assistant Treasurer of 43 investment companies associated with Citigroup.

	*Christina T. Sydor, Secretary (Age 48). Managing Director of Salomon Smith Barney; General Counsel and Secretary of SSBC and TIA. Ms. Sydor serves as Secretary of 59 Salomon Smith Barney Mutual Funds.

	The business address of each of the officers of the Company listed above is 388 Greenwich Street, New York, NY 10013. Such persons are compensated by Salomon Smith Barney Inc. ("Salomon Smith Barney") and are not separately compensated by the Company.

	As of July 16, 1999, the Directors and officers of the fund as a group owned less than 1% of the outstanding common stock of the fund. As of July 16, 1999, to the knowledge of the fund and the Board, the following shareholders or "groups" (as that term is used in Section 13(d) of the Securities Act of 1934) beneficially owned more than 5% of the outstanding shares of the fund:

Class Y Shares

Stephen W. Bisson
P.O. Box 313
East Walpole, MA 02032-0313
owned 6,176,996.640 (92.11%) shares

Steven Meyer, Trustee
Marybeth Bisson, Irrevocable TR
P.O. Box 313
East Walpole, MA 02032-0313
owned 374,663.790 (5.59%) shares

The following table shows the compensation paid by the Company to each director during the Company's last fiscal year. None of the officers of the Company received any compensation from the Company for such period. Fees for directors who are not "interested persons" of the Company and who are directors of a group of funds sponsored by Salomon Smith Barney are set at $42,000 per annum and are allocated based on relative net assets of each fund in the group. In addition, these directors received $100 per fund or portfolio for each meeting attended and plus travel and out-of-pocket expenses incurred in connection with board meetings. The board meeting fees and out-of-pocket expenses are borne equally by each individual fund or portfolio in the group. During the fiscal year ended March 31, 1999, the fund incurred expenses which totaled $13,711.
Officers and interested directors of the Company are compensated by Salomon Smith Barney.


COMPENSATION TABLE





Name of Director

Aggregate
Compensation
from the
fund
For Fiscal
Year Ended
3/31/99


Pension or
Retirement
Benefits
Accrued as
Part of
fund's
expenses

Total
Compensation
from Fund
Complex for
Calendar
Year as of
12/31/98

Total Number
of Funds for
Which Director
Serves within
Fund Complex

Lee Abraham+
$0
$0
$47,750
12

Allen J.
Bloostein+
0
0
90,500
19

Richard E. Hanson,
Jr .+
0
0
47,950
12

Jane Dasher++
0
0
0
9

Donald R. Foley**
4,506
0
57,100
12
Paul Hardin
4,073
0
71,400
14

Heath B. McLendon*
0
0
0
64

Roderick C.
Rasmussen
4,253
0
57,100
12

John P. Toolan**
4,073
0
54,700
12


*	Designates a director who is an "interested person" of the Company.

**	Pursuant to the Company's deferred compensation plan, the indicated
directors have elected to defer the following amounts of their compensation from the Company: Donald R Foley: $1,893, and John P.
Toolan: $4,073, and the following amounts of their total compensation from the Fund Complex: Donald R. Foley: $21,000 and John P. Toolan:
$54,700.

+	Elected by the fund's board of directors on May 14, 1999.

++	Elected by the fund's board of directors on March 19, 1999.

Note:	Upon attainment of age 72 the Company's current directors may elect to change to emeritus status. Any directors elected or appointed to the Board of Directors in the future will be required to change to emeritus status upon attainment of age 80. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Company's directors, together with reasonable out-of-pocket expenses for each meeting attended. During the Company's last fiscal year, aggregate compensation from the Company to Emeritus Directors totaled $1,976.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

	The prospectus discusses the fund's investment objective and the policies. The following discussion supplements the description of the fund's investment policies in the prospectus. The fund will pursue its objective by investing in a diversified portfolio of municipal obligations, the interest on which is exempt from federal income tax in the opinion of counsel to the various issuers. The fund operates as a money market fund, and utilizes certain investment policies so that, to the extent reasonably possible, its price per share will not change from $1.00, although no assurance can be given that this goal will be achieved on a continuous basis. For example, the fund will not purchase a security which, after giving effect to any demand features, has a remaining maturity of greater than 13 months, or maintain a dollar-weighted average portfolio maturity in excess of 90 days.

In general, municipal obligations are debt obligations (bonds or notes) issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities the interest on which is exempt from Federal income tax in the opinion of bond counsel to the issuer. Municipal obligations are issued to obtain funds for various public purposes, many of which may enhance the quality of life, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, gas, and electric utilities. They may also be issued to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to loan to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations. In addition, the term "municipal obligations" includes certain types of industrial development bonds ("IDBs") issued by public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sports, convention or trade show facilities, airport, mass transit, port and parking facilities, air or water pollution control facilities, and certain facilities for water supply, gas, electricity or sewerage or solid waste disposal.

	Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the fund nor SSBC will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

	Except for temporary defensive purposes, at least 80% of the fund's assets will be invested in municipal obligations that produce income that is exempt from federal income tax (other than the alternative minimum tax). In each of the fund's prior fiscal years, 100% of its income has been exempt from federal income tax and the fund's shares have had a stable $1.00 price.

	The fund's investments are limited to United States dollar-denominated instruments that, at the time of acquisition (including any related credit enhancement features) have received a rating in one of the two highest categories for short-term debt obligations from the "Requisite NRSROs," securities of issuers that have received such a rating with respect to other comparable securities, and comparable unrated securities. "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such rating at the time that the fund acquires the security. The NRSROs currently designated as such by the SEC are Standard & Poor's Ratings Group (S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff and Phelps Inc., Fitch IBCA, Inc. ("Fitch") and Thomson BankWatch.

The yields on municipal obligations are dependent on a variety of factors, including general market conditions, supply and demand, general conditions of the municipal market, size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of NRSROs such as Moody's and S&P represent their opinions as to the quality to the municipal obligations that they undertake to rate. It should be emphasized, however, that such ratings are general and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields when purchased in the open market, while municipal obligations of the same maturity and coupon with different ratings may have the same yield.

	Municipal obligations, which are issued by states, municipalities and their agencies, may include municipal notes and bonds. The two principal classifications of municipal obligations are "general obligation" and "revenue." General obligations are secured by a municipal issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although "IDBs" are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of the principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

For purposes of diversification and concentration under the Investment Company Act of 1940, as amended (the "1940 Act"), the identification of the issuer of municipal obligations depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an IDB or a pollution control revenue bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. Similar criteria apply for purposes of the diversification requirements under Subchapter M of the Internal Revenue Code (the "Code").

	Among the types of obligations in which the fund may invest are floating or variable rate instruments subject to demand features ("demand instruments"); tax-exempt commercial paper; and notes such as Tax Anticipation Notes, Revenue Anticipation Notes, Tax and Revenue Anticipation Notes and Bond Anticipation Notes. Demand instruments usually have an indicated maturity of more than 13 months but have a demand feature (or "put") that entitles the holder to receive the principal amount of the underlying security and may be exercised either
(a) at any time on no more than 30 days' notice; or (b) at specified intervals not exceeding one year and upon no more than 30 days' notice. Demand features generally consist of a letter of credit issued by a domestic or foreign bank. A variable rate instrument provides for adjustment of its interest rate on set dates and upon such adjustment can reasonably be expected to have a market value that approximates its amortized cost; a floating rate instrument provides for adjustment of its interest rate whenever a specified interest rate (e.g., the prime rate) changes and at any time can reasonably be expected to have a market value that approximates its amortized cost.

The fund may purchase participation interests in variable-rate tax-exempt securities (such as Industrial Development Bonds) owned by banks. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the manager has determined meets the prescribed quality standards for the fund. Participation interests will be purchased only; if management believes interest income on such interests will be tax-exempt when distributed as dividends to shareholders.

Investments in participation interests in variable-rate tax-exempt securities (such as IDBs) purchased from banks give the purchaser an undivided interest in the tax-exempt security in the proportion that the fund participation interest bears to the total principal amount of the tax-exempt security with a demand repurchase feature. Participation interests are frequently backed by an irrevocable letter of credit or guarantee of a bank that the manager, under the supervision of the Board of Directors (the "Board"), has determined meets the prescribed quality standards for the fund. The fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand on seven days' notice or less, for all or any part of its participation interest in the tax-exempt security, plus accrued interest. The fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the tax-exempt security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the tax-exempt securities over the negotiated yield at which the instruments were purchased by the fund. The manager will monitor the pricing, quality and liquidity of the variable-rate demand instruments held by the fund, including the IDBs supported by bank letters of credit or guarantees, on the basis of published financial information, reports of rating agencies and other bank analytical services to which the manager may subscribe.

	Private Activity Bonds. The fund may invest without limits in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a federal alternative minimum tax to the extent that the fund's dividends are derived from interest on those bonds. These private activity bonds are included in the term "municipal obligations" for purposes of determining compliance with the 80% test described above. Dividends derived from interest on any tax-exempt municipal obligations are a component of the "current earnings" adjustment for purposes of the federal corporate alternative minimum tax.

	Structured Securities. The fund may invest up to 20% of the value of its assets in one or more of the three principal types of derivative product structures described below. Derivative products are typically structured by a bank, broker-dealer or other financial institution. A derivative product generally consists of a trust or partnership through which the fund holds an interest in one or more underlying bonds coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a derivative product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating municipal money market interest rate:; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

	Investments in derivative products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund. For example, the tax-exempt treatment of the interest paid to holders of derivative products is premised on the legal conclusion that the holders of such derivative products have an ownership interest in the underlying bonds. While the fund receives an opinion of legal counsel to the effect that the income from each derivative product is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

	The fund intends to limit the risk of derivative products by purchasing only those derivative products that are consistent with the fund's investment objective and policies. The fund will not use such instruments to leverage securities. Hence, derivative products' contributions to the overall market risk characteristics of a fund will not materially alter its risk profile and will be fully representative of the fund's maturity guidelines.

	The fund will not invest more than 10% of the value of its assets in illiquid securities, which may include certain derivative products and will include any repurchase transactions that do not mature within seven days.

	When-Issued Securities. The fund may purchase municipal obligations on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The payment obligation and the interest rate that will be received on the municipal obligations purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment. Although the fund will purchase municipal obligations on a when-issued basis only with the intention of actually acquiring the securities, the fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

	Municipal obligations are subject to changes in value based upon the public's perception of the creditworthiness of the issuers and changes, real or anticipated, in the level of interest rates. In general, municipal obligations tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing municipal obligations on a when-issued basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To account for this risk, a separate account of the fund consisting of cash or liquid debt securities equal to the amount of the when-issued commitments will be established at the fund's custodian bank or in the fund's records. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account on a daily basis so the value of the account will equal the amount of such commitments by the fund. Placing securities rather than cash in the segregated account may have a leveraging effect on the fund's net assets. That is, to the extent the fund remains substantially fully invested in securities at the same time it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitments. Upon the settlement date of the when-issued securities, the fund will meet obligations from then-available cash flow, sale of securities held in the segregated account, sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the fund's payment obligations). Sales of securities to meet such obligations may involve the realization of capital gains, which are not exempt from federal income taxes.

	When the fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

	Stand-By Commitments. The fund may acquire "stand-by commitments" with respect to municipal obligations held in its portfolio. Under a stand-by commitment a dealer agrees to purchase, at the fund's option, specified municipal obligations at a specified price. The fund intends to enter into stand-by commitments only with dealers, banks and broker-dealers that, in the opinion of the manager, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the manager will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. Because the fund invests in securities backed by banks and other financial institutions, change in the credit quality of these institutions could cause losses to the fund and affect its share price. The fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

	Repurchase Agreements. The fund may enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. A repurchase agreement is a contract under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price on an agreed-upon date. Under the terms of a typical repurchase agreement, the fund would acquire an underlying debt obligation for a relatively short period of time (usually not more than seven days) subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. In evaluating these potential risks, the manager, acting under the supervision of the fund's Board of Directors, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements.

Derivatives. The fund may invest in municipal bond index futures contracts or in listed contracts based on U.S. government securities.
Such investments will be made solely for the purpose of hedging against changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions and not for purposes of speculation. The acquisition or sale of a futures contract could enable the fund to protect its assets from fluctuations in rates on tax-exempt securities without actually buying or selling securities. The municipal bond index futures contract is based on an index of long-term, tax-exempt municipal bonds. The contract obligates the buyer or seller to take or make delivery, respectively, of an amount of cash equal to the difference between the value of the index upon liquidation of the contract and the price at which the index contract was originally purchased or sold. In connection with the use of futures contracts as a hedging device, there can be no assurance that there will be a precise or even a positive correlation between price movement in the futures contracts with that of the municipal bonds that are the subject of the hedge, consequently, the fund may realize a profit on a futures contract that is less than the loss in the price of the municipal bonds being hedged or may even incur a loss. The fund also may not be able to close a futures position in the event of adverse price movements or in the event an active market does not exist for the hedging contract on the exchange or board of trade on which the contract is traded. The successful use of these investments is dependent on the ability of the manager to predict price or interest rate movements or the correlation of futures and cash markets, or both.

Puts. Among the types of securities that the fund may purchase are municipal obligations having put features. A "put" is a right to sell a specified underlying security or securities within a specified period of time and at a specified exercise price that may be sold, transferred or assigned only with the underlying security or securities. The types of puts that the fund may purchase include "demand features" (see "Risk and Portfolio Management" in the Prospectus) and "standby commitments." A "standby commitment" entitles the holder to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. Although it is permissible for the fund to purchase securities with standby commitments, as a practical matter, it is unlikely that the fund would have the need or the opportunity to do so because such puts are not commonly available.

	Other Factors to be Considered. The fund anticipates being as fully invested as practicable in tax-exempt securities. The fund may invest in taxable investments due to market conditions or pending investment of proceeds from sales of shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. However, the fund generally expects to invest the proceeds received from the sale of shares in municipal obligations as soon as reasonably possible, which is generally within one day. At no time will more than 20% of the fund's net assets be invested in taxable investments except when the manager has determined that market conditions warrant the fund adopting a temporary defensive investment posture. To the extent the fund's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the l.c. fund's investment objective.

The fund may invest in securities the disposition of which is subject to legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher dealer discounts or other selling expenses than does the sale of securities that are not subject to restrictions on resale. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the manager believes to be a temporary disparity in the normal yield relationship between the two securities. The fund believes that, in general, the secondary market for tax-exempt securities in the fund's portfolio may be less liquid than that for taxable fixed-income securities. Accordingly, the ability to make purchases and sales of securities in the foregoing manner may be limited. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, but instead due to such factors as changes in the overall demand for or supply of various types of tax-exempt securities or changes in the investment objectives of investors.

	The fund may engage in short-term trading to attempt to take advantage of short-term market variations or may dispose of a portfolio security prior to its maturity if it believes such disposition advisable or it needs to generate cash to satisfy redemptions. In such cases, the fund may realize a gain or loss. From its commencement of operations, the fund has not realized any significant gain or loss during any fiscal year.

	From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations, and similar proposals may be introduced in the future. If one of these proposals were enacted, the availability of tax exempt obligations for investment by the fund and the value of the fund's portfolio would be affected. The fund's Board of Directors would then reevaluate the fund's investment objective and policies.

INVESTMENT RESTRICTIONS

The fund is subject to certain restrictions and policies that are "fundamental," which means that they may not be changed without a "vote of a majority of the outstanding voting securities" of the fund, as defined under the Investment Company Act of 1940, as amended (the "Act"). The fund is subject to other restrictions and policies that are "non-fundamental" and which may be changed by the fund's Board of Directors without shareholder approval, subject to any applicable disclosure requirements.

Fundamental Policies. Without the approval of a majority of its outstanding voting securities, the fund may not:

1.	issue "senior securities" as defined in the Act and the rules, regulations and orders thereunder, except as permitted under the Act and the rules, regulations and orders thereunder.

2.	invest more than 25% of its total assets in securities, the
issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

3.	borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 -1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

4.	make loans. This restriction does not apply to: (a) the
purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the Act.

5.	engage in the business of underwriting securities issued by
other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

6.	purchase or sell real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds' investment objective and policies); or (d) investing in real estate investment trust securities.

7.	invest in a manner that would cause the fund to fail to be a
"diversified company" under the Act and the rules, regulations and orders thereunder.

Nonfundamental Policies.  As nonfundamental policies, the fund may not:

1. purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

2. purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

All of the foregoing restrictions which are stated in terms of percentages will apply at the time an investment is made; a subsequent increase or decrease in the percentage that may result from changes in values or net assets will not result in a violation of the restriction.


INVESTMENT MANAGEMENT

SSBC serves as investment adviser to the fund pursuant to a written agreement (the "Management Agreement"), which was approved by the fund's Board of directors, including a majority of the directors who are not interested persons of the fund or Salomon Smith Barney (the "independent directors"). Subject to the supervision and direction of the fund's board of directors, the manager manages the fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund. The manager pays the salary of any officer and employee who is employed by both it and the trust. The manager bears all expenses in connection with the performance of its services. SSBC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SSBC (through predecessor entities) has been in the investment counseling business since 1968 and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of March 31, 1999 in excess of $114 billion.

	The fund's Management Agreement with the manager was approved by shareholders on September 16, 1994, became effective on November 7, 1994, and was amended as of September 3, 1997. The Management Agreement provides that the fund's management fee will be calculated as follows: 0.50% of the first $2.5 billion of average daily net assets; 0.475% of the next $2.5 billion of average daily net assets; 0.45% of the next $2.5 billion of average daily net assets; and 0.40% of average daily net assets over $7.5 billion.

For the fiscal years ended March 31, 1997, 1998 and 1999, the management fees were $26,073,153, $27,985,733 and $32,200,646 respectively, and there were no expense limitation reimbursements (see "Management " in the Prospectus).

The Management Agreement further provides that all other expenses not specifically assumed by the manager are borne by the fund. Expenses payable by the fund include, but are not limited to, charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the fund), transfer agents and registrars, expenses of registering or qualifying shares for sale (including the printing of the fund's registration statements and prospectuses), out-of-pocket expenses of directors and fees of directors who are not "interested persons" of the fund as defined in the Act, association membership dues, charges of auditors and legal counsel, expenses of preparing, printing and distributing all proxy material, reports and notices to shareholders, insurance expense, costs of performing portfolio valuations, interest, taxes, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, and all other costs incident to the fund's corporate existence. No sales or promotion expenses are incurred by the fund, but expenses incurred in complying with laws regulating the issue or sale of the fund's shares, which are paid by the fund, are not deemed sales or promotion expenses.

The Management Agreement will continue in effect if specifically approved annually by a majority of the directors of the fund who are not parties to such contract or "interested persons" of any such party. The Management Agreement may be terminated without penalty by either of the parties on 60 days' written notice and must terminate in the event of its assignment. It may be amended or modified only if approved by vote of the holders of a majority of the fund's outstanding shares as defined in the Act.

The Management Agreement provides that the manager is not liable for any act or omission in the course of or in connection with rendering services under the Management Agreement in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligation or duties. The Management Agreement permits the manager to render services to others and to engage in other activities.

Auditors

		KPMG LLP, 757 Third Avenue, New York, New York 10017, has been selected as the fund's independent auditor to examine and report on the fund's financial statements and highlights for the fiscal year ended March
31, 2000.

Transfer Agent and Custodian

	PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as the fund's custodian. Under the custody agreement, PNC holds the fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

	First Data Investor Services Group, Inc.("First Data" or "transfer agent"), located at Federal Street, Boston, Massachusetts 02110, serves as the fund's transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, and distributes dividends and distributions payable by the fund. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month, and is reimbursed for out-of-pocket expenses.

PURCHASE OF SHARES

	 The minimum initial investment for Class A is $1,000 and the minimum subsequent investment is $50. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, and Directors or Trustees of any Travelers-affiliated funds, including the Smith Barney Mutual Funds, and their spouses and children. The minimum initial investment for Class
Y is $15,000,000. Subsequent investments of at least $50 may be made for either class. There are no minimum investment requirements in Class A for employees of Citigroup, Inc. ("Citigroup") and its subsidiaries, including Salomon Smith Barney, and Directors or Trustees of any Citigroup-affiliated Funds, including the Smith Barney Mutual Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the fund's transfer agent. Share Certificates are issued only upon a shareholder's written request to First Data.

	Letter of Intent - Class Y Shares. A Letter of Intent may be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y Shares of the fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased during such period will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a CDSC of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or the Transfer Agent for further information.

REDEMPTION OF SHARES

	Shareholders may redeem their shares without charge on any day a fund calculates its net asset value. See "Valuation of Shares and Amortized Cost Valuation." Redemption requests received in proper form before 12 noon, Eastern time, are priced at the net asset value as next determined on that day. Redemption requests received after 12 noon, Eastern time, are priced at the net asset value next determined. Redemption requests must be made through a Salomon Smith Barney Financial Consultant, or a dealer representative through whom the shares were purchased, except that shareholders who purchased shares of the fund from First Data may also redeem shares directly through First Data. A shareholder desiring to redeem shares represented by certificates also must present the certificates to a Salomon Smith Barney Financial Consultant, dealer representative or First Data endorsed for transfer (or accompanied by an endorsed stock power), signed exactly as the shares are registered. Redemption requests involving shares represented by certificates will not be deemed received until the certificates are received by First Data in proper form.

	The fund normally transmits redemption proceeds on the business day following receipt of a redemption request but, in any event, payment will be made within three days thereafter, exclusive of days on which the NYSE is closed and the settlement of securities does not otherwise occur, or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. A shareholder who pays for fund shares by personal check will be credited with the proceeds of a redemption of those shares only after the purchase check has been collected, which may take up to ten days or more. A shareholder who anticipates the need for more immediate access to his or her investment should purchase shares with Federal funds, by bank wire or with a certified or cashier's check.

	Fund shareholders who purchase securities through a Salomon Smith Barney Financial Consultant or dealer representative may take advantage of special redemption procedures under which Class A shares of the fund will be redeemed automatically to the extent necessary to satisfy debit balances arising in the shareholder's account with a Salomon Smith Barney Financial Consultant or dealer representative. One example of how an automatic redemption may occur involves the purchase of securities. If a shareholder purchases securities but does not pay for them by the settlement date, the number of fund shares necessary to cover the debit will be redeemed automatically as of the settlement date, which usually occurs three business days after the trade date. Class A shares that are subject to a CDSC (see "Redemption of Shares-Contingent Deferred Sales Charge") are not eligible for such automatic redemption and will only be redeemed upon specific request. If the shareholder does not request redemption of such shares, the shareholder's account with a Salomon Smith Barney Financial Consultant or dealer representative may be margined to satisfy debit balances if sufficient fund shares that are not subject to any applicable CDSC are unavailable. No fee is currently charged with respect to these automatic transactions. Shareholders not wishing to participate in these arrangements should notify their Salomon Smith Barney Financial Consultant or dealer representative.

	A written redemption request must (a) state the class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First
Data together with the redemption request. Any signature appearing on a written redemption request in excess of $10,000, share certificate or stock power must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

	Telephone Redemption and Exchange Program. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the fund.)

	Redemptions. Redemption requests of up to $10,000 of any class or classes of a fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (Eastern time) on any day the NYSE is open. Requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

	A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

	Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time) on any day on which the NYSE is open. See "Exchange Privilege" for more information.

	Additional information regarding Telephone Redemption and Exchange
Program.   Neither the funds nor their agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. Each fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). Each fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

	Contingent Deferred Sales Charge Class A shares which were originally acquired in one of the other Smith Barney Mutual Funds at net asset value subject to a CDSC, continue to be subject to any applicable CDSC of the original fund. Therefore, such Class A shares that are redeemed within 12 months of the date of purchase of the original fund may be subject to a CDSC of 1.00%. The amount of any CDSC will be paid to and retained by Salomon Smith Barney. The CDSC will be assessed based on an amount equal to the account value at the time of redemption, and will not be imposed on increases in value above the initial purchase price in the original fund. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

	In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestments of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Class A and shares have been held will be calculated from the date that the shares were initially acquired in one of the other Smith Barney Mutual Funds, and the amount of shares being redeemed will be considered to represent, as applicable, the value of capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For federal income tax purposes, the amount of the CDSC will reduce the gain (if any) or increase the loss (if any), as the case may be, on redemption.

	The CDSC on Class A shares, if any, will be waived on (a) exchanges (see "Exchange Privilege" below); (b) redemptions of shares within twelve months following the death or disability of the shareholder; (c) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (d) involuntary redemptions; and (e) redemptions of shares to effect a combination of a Portfolio with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

	CDSC waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

DISTRIBUTOR

	Distributor. CFBDS, Inc., located at 20 Milk Street, Boston, MA 02109-5408, serves as the fund's distributor on a best efforts basis pursuant to a distribution agreement dated October 8, 1998 (the "Distribution Agreement"), which was approved by the fund's board of directors. Prior to the merger of Travelers Group, Inc. and Citicorp on October 8, 1998, Salomon Smith Barney served as the fund's distributor.

	Brokerage. The manager places orders for the purchase and sale of securities for the funds of the Company. All of the portfolio transactions have been principal transactions with major dealers in money market instruments, on which no brokerage commissions are paid. Purchases from or sales to dealers serving as market-makers include the spread between the bid and asked prices. No portfolio transactions are handled by Salomon Smith Barney.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account, and Salomon Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to the settlement date, such as an investment in a money market fund (other than the Salomon Smith Barney Exchange Reserve Fund) of the Smith Barney Mutual Funds. If the investor instructs Salomon Smith Barney to invest in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the fund and the money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact they are receiving fees from both such investment companies for managing these assets, computed on the basis of their average daily net assets. The fund's Board of Directors has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and Distribution Agreements for continuance.


For the fiscal year ended March 31, 1999, Salomon Smith Barney incurred distribution expenses totaling approximately $5,728,177 consisting of approximately $367,660 for Mutual Fund Marketing, $964,171 for printing of prospectuses, $2,924,628 to Salomon Smith Barney Financial Consultants, and $126,264 in accruals for interest on the excess of Salomon Smith Barney expenses incurred in the distribution of the fund's shares over the sum of the distribution fees and CDSC received by Salomon Smith Barney from the fund.

DISTRIBUTION ARRANGEMENTS

	To compensate Salomon Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays Salomon Smith Barney a service fee at the rate of 0.10% of the average balance of class shares held in the accounts of the customers of financial consultants. The fee is used by Salomon Smith Barney to pay its financial consultants for servicing shareholder accounts for as long as shareholders remain a holder of the class.

	The following service and distribution fees were incurred during the fiscal years ended as indicated:
Distribution Plan
Fees






03/31/99
03/31/98
03/31/97

Class
A..................
 ....
$6,723,338
$5,800,028
$5,356,489


		Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the fund's Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan or in the
Distribution Agreement. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the Directors and
Independent Directors in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Directors or by vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act).
Pursuant to the Plan, Salomon Smith Barney will provide the Board of
Directors periodic reports of the amounts expended under the Plan and the purpose for which such expenditures were made.

PERFORMANCE DATA AND COMPUTATION OF YIELD

	From time to time, the fund may quote yield, effective yield and taxable equivalent yield of its Class A and Class Y shares in advertisements or in reports and other communications to shareholders.

	The fund's yield for the seven-day period ended March 31, 1999 for Class A shares was 2.48% (the effective yield was 2.51%) and for Class Y shares was 2.61% (the effective yield was 2.64%) with an average dollar-weighted portfolio maturity of 60 days. The tax-equivalent yield was 3.87% and 4.08%, for Class A and Class Y shares, respectively, assuming the payment of Federal income taxes at a rate of 36% and the tax-equivalent effective yield was 3.92% and 4.13%, for Class A and Class Y shares, respectively, assuming the payment of Federal income taxes at a rate of 36%.

		To compute current yield the fund divides the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven-day base period by the value of the account at the beginning of the base period and multiplying this base period return by 365/7.  Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period and dividing such net change by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result.  The fund also quotes the average dollar-weighted portfolio maturity of the corresponding seven-day period. In addition, the fund may publish a tax-
equivalent yield based on federal tax rates that demonstrates the taxable yield necessary to produce an after-tax yield equivalent to the fund's yield.  The tax-equivalent yield does not include any element of non tax-
exempt income.

	The fund's equivalent taxable 7-day yield and effective yield for a Class of shares is computed by dividing that portion of the Class' 7-day yield and effective yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Class' yield that is not tax-exempt.

		Although principal is not insured, it is not expected that the net asset value of the fund's shares will fluctuate because the fund uses the amortized cost method of valuation. (See "Valuation of Shares and Amortized Cost Valuation" below.) The investor should remember that yield is a function of the type, quality and maturity of the instruments in the portfolio, and the fund's operating expenses. While current yield information may be useful, investors should realize that current yield will fluctuate and that the yield figures set forth above are based on historical earnings and are not intended to indicate future performance.
Each Class' net investment income changes in response to fluctuation in interest rates and the expenses of the fund. The yield figures may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield for a stated period of time.

VALUATION OF SHARES AND AMORTIZED COST VALUATION

		Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the New York Stock Exchange
(the "NYSE") is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the fund in valuing its assets.

		The fund uses the "amortized cost method" for valuing portfolio securities pursuant to Rule 2a-7 under the Act (the "Rule"). The amortized cost method of valuation of the fund's portfolio securities (including any securities held in the separate account maintained for "when-issued" securities) involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of portfolio securities will fluctuate on the basis of the creditworthiness of the issuers of such securities and with changes in interest rates generally. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument. During such periods the yield to investors in the fund may differ somewhat from that obtained in a similar company that uses mark-to-market values for all its portfolio securities.
For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such similar company, and existing investors would receive less (more) investment income. The purpose of this method of valuation is to attempt to maintain a constant net asset value per share, and it is expected that the price of the fund's shares will remain at $1.00; however, shareholders should be aware that despite procedures that will be followed to have a stabilized price, including maintaining a maximum dollar-weighted average portfolio maturity of 90 days, investing in securities that have or are deemed to have remaining maturities of only 13 months or less and investing in only United States dollar-denominated instruments determined by the Board of Directors to be of high quality with minimal credit risks and which are Eligible
Securities as defined below, there is no assurance that at some future date there will not be a rapid change in prevailing interest rates, a default by an issuer or some other event that could cause the fund's price per share to change from $1.00.

		An Eligible Security is defined in the Rule to mean a security which: (a) has a remaining maturity of 397 days or less; (b) (i) is rated in the two highest short-term rating categories by any two NSROs that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) was a long-term security at the time of issuance whose issuer has outstanding a short-term debt obligation which is comparable in priority and security and has a rating as specified in clause (b) above; or (d) if no rating is assigned by any NRSRO as provided in clauses (b) and (c) above, the unrated security is determined by the Directors to be of comparable quality to any such rated security.

EXCHANGE PRIVILEGE

	Except as otherwise noted below, shares of each class may be exchanged for shares of the same class in any of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A and Class Y shares are subject to minimum investment requirements and all shares are subject to other terms or requirements of the fund into which exchanges are made and a sales charge may apply.

	Class A Exchanges. Class A shares of each fund will be subject to the applicable sales charge upon the exchange of such shares for Class A shares of another fund of the Smith Barney Mutual Funds sold with a sales charge.

	Class Y Exchanges. Class Y shareholders of a fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

	Additional Information Regarding the Exchange Privilege. Excessive exchange transactions may be detrimental to each fund's performance and its shareholders. The investment manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of a fund's other shareholders. In this event the fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the Portfolio or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

	Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares - Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined, plus any applicable sales charge. Redemption procedures discussed above are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee
is required.   Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. These exchange privileges are available to shareholders resident in any state in which the fund shares being acquired may legally be sold. The Company reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

TAXES

		The following is a summary of selected federal income tax considerations that may affect the fund and its shareholders. This summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the fund.

		As described above and in the prospectus, the fund is designed to provide shareholders with current income which is excluded from gross income for federal income tax purposes. The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the fund would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts because such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

		The fund has qualified and intends to continue to qualify each year as a "regulated investment company" under the Code. Provided that the fund
(a) qualifies as a regulated investment company and (b) distributes to its shareholders at least 90% of its taxable net investment income and net short-term capital gains in excess of net long-term capital loss and 90%
of its tax-exempt interest income (reduced by certain expenses for its taxable year), the fund will not be liable for federal income taxes to the extent its taxable net investment income and its net realized short-and long-term capital gains, if any, are distributed to its shareholders.

		Because the fund will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry fund shares is not deductible for federal income tax purposes to the extent it is deemed related to such exempt-interest dividends.  If a shareholder receives exempt-interest dividends with respect to any share and if such share is held by the shareholder for six months or less, then for federal income tax purposes, any loss on the sale or exchange of such share, to the extent of such exempt-interest dividend, may be disallowed. In addition, the Code may require a shareholder, if he or she receives exempt-interest dividends, to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividends paid by the fund which represents income derived from private activity bonds held by the fund may not retain its federal tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds or a "related person" thereof. Moreover some or all of the fund's dividends and distributions may be a specific tax preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. In addition, the receipt of fund dividends and distributions may affect a foreign corporate shareholder's federal "branch profits" tax liability and the federal
"excess net passive income" tax liability of a shareholder of a Subchapter
S corporation. Shareholders should consult their own tax advisors as to whether they are (a) substantial users with respect to a facility or related to such users within the meaning of the Code and (b) subject to a federal alternative minimum tax, the federal branch profits tax or the federal excess net passive income tax.

		Long term capital gains, if any, realized by the fund will be distributed annually as described in the prospectus. Such distributions ("capital gain dividends") will be taxable to shareholders as long-term capital gains, regardless of how long they have held fund shares, and will be designated as capital gain dividends in a written notice mailed to shareholders after the close of the fund's taxable year. If a shareholder receives a capital gain dividend with respect to any share and redeems or sells the share before it has been held by the shareholder for more than six months, then any loss (to the extent not disallowed pursuant to the other six-month rule described above relating to exempt-interest dividends) on the sale or other disposition of such share will be treated as a long-term capital loss to the extent of the capital gain dividend.

		Each shareholder will receive after the close of the calendar year an annual statement as to the federal income tax status of his or her dividends and distributions from the fund for the prior calendar year. Any dividends attributable to interest on municipal obligations generally will be taxable as ordinary dividends for state personal income tax purposes even if such dividends are excluded from gross income for federal income tax purposes except, in certain states, to the extent they are attributable to interest on obligations of those states and certain of their agencies or instrumentalities and any other applicable requirements are satisfied.. These statements also will designate the amount of exempt-interest dividends that is a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. Each shareholder also will receive, if appropriate, written notice after the close of the fund's taxable year as to the federal income tax status of his or her dividends and distributions. Shareholders should consult their tax advisors as to any state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends excluded or exempt from federal income taxation and the dollar amount subject to federal income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in the fund.

		At March 31, 1999, the unused capital loss carryovers of the fund were approximately $578,000. These amounts are available to be applied against any future realized gains. The carryovers expire as follows:
$400,000 in 2001, $37,000 in 2002, $72,000 in 2003 and $69,000 in 2004.

ADDITIONAL INFORMATION

		The fund was incorporated under the laws of the State of Maryland on
April 1, 1980, and is registered with the SEC as a non-diversified, open-
end management investment company.

		Class A and Class Y shares represent interests in the assets of the fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the fund's Rule 12b-1 distribution plan which pertain to a particular Class.  Fund shares do not have cumulative voting rights; are fully paid when issued; have no preemptive, subscription or conversion rights; and are redeemable.

		The fund does not hold annual shareholder meetings.  There normally will be no meetings of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders.  The Directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the fund's outstanding shares, and the fund will assist shareholders in calling such a meeting as required by the 1940 Act.  When matters are submitted for shareholder vote, shareholders of each Class will have on vote for each full share owned and proportionate, fractional vote for any fractional share held of that Class.  Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class.

		The fund sends to each of its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the fund at the end of the reporting period.  In an effort to reduce the fund's printing and mailing costs, the fund plans to consolidate the mailing of its semi-annual and annual reports by household.  This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report.  Shareholders who do not want this consolidation to apply to their account should contact their Financial Consultants or the
Transfer Agent.

FINANCIAL STATEMENTS

		The fund's financial information will be incorporated by reference to the fund's Annual Report to shareholders for the fiscal year ended
March 31, 1999. The Annual Report was filed on July 1, 1999, accession number 911555-99-424.

APPENDIX A

RATINGS OF MUNICIPAL OBLIGATIONS

Description of Ratings of State and Local Government Municipal Notes

Notes are assigned distinct rating symbols in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

Moody's Investors Service, Inc. ("Moody's):

Moody's ratings for state and municipal short-term obligations will be
designated Moody's Investment Grade ("MIG").   A short-term rating may
also be assigned on an issue having a demand feature - a variable rate demand obligation. Such ratings will be designated as VMIG. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Standard & Poor's Ratings Group:

SP-1+ -- This rating indicates a very strong or strong capacity to pay principal and interest and the possession of overwhelming safety characteristics.

Description of Two Highest Municipal Bond Ratings

Moody's Investors Service, Inc.:

Aaa -- Bonds that are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa --	Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated owner than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.



Standard & Poor's Ratings Group ("S&P"):

AAA -- Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

Description of Highest Commercial Paper Ratings

Moody's Investors Service, Inc.:

Prime 1 -- Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

Standard & Poor's Ratings Group:

A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

*  *  *

After purchase by the fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither event will require a sale of such security by the fund; however, the manager will consider such event in determining whether the fund should continue to hold the security. To the extent that a rating may change as a result of changes in rating services or their rating systems, the fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus.




	PART C  Other Information

Item 23.	Exhibits

(a)(1)	Articles of Amendment dated March 31, 1981 are incorporated
by reference to Exhibit 1(a) to Post-Effective Amendment No. 14.

(a)(2)	Articles of Amendment and Restatement of Articles of
Incorporation
dated October 28, 1980 are incorporated by reference to Exhibit 1(b) to Post-Effective Amendment
No. 14.

(a)(3)	Articles of Amendment dated July 22, 1991 are incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 15.

(a)(4)	Articles of Amendment dated November 10, 1992 are
incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No.
20

(a)(5)	Articles Supplementary dated December 8, 1992 are
incorporated by refence to 	Exhibit 1(e) to Post-Effective Amendment No.
20.

(a)(6)Articles of Amendment dated October 14, 1994 are incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 26

(a)(7)	Articles of Amendment dated November 4, 1994 are incorporated by
reference to Exhibit 1(g) to Post-Effective Amendment No. 26

(a)(8)Articles Supplementary dated November 7, 1994 are incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 26

(a)(9)Articles Supplementary dated November 7, 1994 are incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 26

(b)	Bylaws of the Fund are incorporated by reference to Exhibit 2 to
Post-Effective Amendment No. 11 to Registration Statement No. 2-
69938.

(c)	Not applicable.

(d)(1)	Management Agreement between Registrant and Mutual Management
Corp. is incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 23 to the
Registration Statement.

(d)(2)	Transfer and Assumption of Management Agreement  is
incorporated
by reference to Exhibit 5(b) to Post-Effective Amendment No. 26.

(e)(1)	Underwriting Agreement between Registrant and Smith Barney,
Harris
Upham & Co. Incorporated is incorporated by reference to Exhibit 6 to Post-Effective Amendment
No. 12.

(e)(2)Distribution Agreement between the Registrant and CFBDS Inc. dated October 8, 1998 is filed herewith.

(e)(3) Selling Group Agreement between Registrant and
CFBDS, Inc. is filed herewith.

(f) Not applicable.

(g) Custodian Agreement between Registrant and Provident National Bank is incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 5.

(h) Transfer Agency Agreement between Registrant and First Data Investor
Services
Group Inc. is incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 26.

(i)	Not Applicable.

(j)(1)	Auditors' Report (see the Annual Report to Shareholders which is incorporated by reference in the Statement of Additional Information).

(j)(2)	Auditors' Consent

(k)	Not applicable.

(l) Subscription Agreement between Registrant and National Securities & Research Corporation is incorporated by reference to Exhibit 13 to Post-Effective Amendment
No. 14.

(m)(1)	Plan of Distribution pursuant to Rule 12b-1 of Registrant is incorporated by
reference to Exhibit 15 to Post-Effective Amendment No. 23.

(m)(1)	Plan of Distribution pursuant to Rule 12b-1 of Registrant is filed herewith.

(n) Financial Data Schedule is filed herewith.

(o) Amended and Restated Plan pursuant to Rule 18f-3 is incorporated by reference
To Exhibit 18 to Post-Effective Amendment No.28.

Item 24.	Persons Controlled by or under Common Control with Registrant

	(None)


Item 25.	Indemnification

	Reference is made to ARTICLE Eighth of Registrant's Articles of Incorporation for a complete statement of its terms. Subparagraph (c) of Article EIGHTH provides: "Notwithstanding the foregoing provisions, no officer or director of the Corporation shall be indemnified for or insured against any liability to the Corporation or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

	Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment
Company Act of 1940. Other assureds include SSBC Fund Management Inc., (formerly known as
Mutual Management Corp.) ("SSBC") and affiliated investment companies.

Item 26.	Business and other Connections of Investment Adviser

	See the material under the caption "Management" included in Part A (Prospectus) of this
Registration Statement and the material appearing under the caption "Investment Management" included in Part B (Statement of Additional Information) of this Registration Statement.

	Information as to the Directors and Officers of SSBC Fund Management
Inc.
 is included in its Form ADV (File No. 801-8314), filed with the Commission, which is incorporated herein by reference thereto.

Item 27.Principal Underwriters


(a) CFBDS, Inc., ("CFBDS") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds,
Greenwich Street Series Fund,
Smith Barney Adjustable Rate Government Income
Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Natural Resources Fund Inc., Smith Barney New Jersey Municipals
Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State Tax Free Trust, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Tax Free Reserves, CitiFunds Trust I, CitiFunds Trust II, CitiFunds Trust III, CitiFunds International Trust, CitiFunds Fixed Income Trust, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion Funds, Inc.

(b)	The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.


Item 28.	Location of Accounts and Records

	PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103 and First Data Investor Services Group, Inc., Exchange Place, Boston, Massachusetts 02109-2873, will maintain the custodian and the shareholders servicing agent records, respectively required by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act").

CFBDS, Inc. 21 Milk  Street, 5th Floor, Boston, MA   02109
maintains records relating to its function as Distributor.


	All other records required by Section 31(a) are maintained at the offices of the Registrant at 388 Greenwich Street, New York, New York 10013 (and preserved for the periods specified by Rule 31a-2 of the 1940 Act).


Item 29.	Management Services

	Not applicable.


Item 30.	Undertakings

	None


SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York, on the 28th day of July 1999.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

							BY/s/ Heath B. McLendon
							Heath B. McLendon
							Chairman of the Board, President
and
							Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures				Title				Date

/s/ Heath B. McLendon      		Chairman of the Board,	July 28,1999
(Heath B. McLendon)			President and Chief
Executive Officer


					Director
Lee Abraham

					Director
Allan J. Bloostein

					Director
Richard E. Hanson, Jr.

					Director
Jane Dasher

/s/Donald R. Foley*          		Director			July 28, 1999
(Donald R. Foley)


/s/Paul Hardin*                		Director			July 28,
1999
(Paul Hardin)


/s/Roderick C. Rasmussen*  		Director			July 28, 1999
(Roderick C. Rasmussen)




Signatures				Title				Date


/s/John P. Toolan*             		Director	July 28,1999
(John P. Toolan)

/s/ Lewis E. Daidone        		Senior Vice President	July 28,1999
(Lewis E. Daidone)			and Treasurer


*By: /s/ Christina T. Sydor                	Secretary	July 28, 1999
   Christina T. Sydor
   Pursuant to Power of Attorney




EXHIBIT INDEX



Exhibit No. 	Exhibit	Page No.

Distribution Agreement

Selling Group (Broker/Dealer) Agreement

Plan of Distribution pursuant to Rule 12b-1

Auditor's Consent

Financial Data  Schedule